Bank Loans and Notes Payables	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Bank Loans and Notes Payables	Bank Loans and Notes Payables

Expressed in millions of mexican pesos. (1)	2022	2023	2024	2025	2026	2027 and following years	Carrying value as of December 31, 2021	Fair value as of December 31, 2021	Carrying value as of December 31, 2020

Short- term debt:
Fixed rate debt:
Argentine pesos
Bank loans	461	—	—	—	—	—	461	461	711
Interest rate	41.02%	—	—	—	—	—	41.02%		44.73%
Uruguayan pesos
Bank loans	184	—	—	—	—	—	184	184	498
Interest rate	6.00%	—	—	—	—	—	6.00%		15.13%
Subtotal	645	—	—	—	—	—	645	645	1,209
Variable rate debt:
Colombian pesos
Bank loans	—	—	—	—	—	—	—	—	436
Interest rate	—	—	—	—	—	—	—		3.08%
Subtotal	—	—	—	—	—	—	—	—	436
Short- term debt	645	—	—	—	—	—	645	645	1,645

Long term debt:
Fixed rate debt:
U.S. Dollar
Yankee bond	—	—	—	—	—	52,255	52,255	56,147	50,598
Interest rate	—	—	—	—	—	3.09%	3.09%		3.09%
Mexican pesos
Senior notes	—	7,498	—	—	—	18,449	25,947	24,722	21,483
Interest rate	—	5.46%	—	—	—	7.59%	6.97%		7.00%
Brazilian reais
Bank loans	48	28	18	—	—	—	94	94	157
Interest rate	6.00%	6.40%	6.62%	—	—	—	6.24%		6.18%
Uruguayan pesos
Bank loans	256	930	—	—	—	—	1,186	1,186	1,031
Interest rate	8.04%	6.27%	—	—	—	—	6.65%		9.72%

Expressed in millions of mexican pesos. (1)	2022	2023	2024	2025	2026	2027 and following years	Carrying value as of December 31, 2021	Fair value as of December 31, 2021	Carrying value as of December 31, 2020
Subtotal	304	8,456	18	0	—	70,704	79,482	82,149	73,269
Variable rate debt:
Mexican pesos
Senior notes	1,499	—	—	1,726	2,425	—	5,650	5,540	3,181
Interest rate	5.49%	—	—	5.32%	5.29%	—	5.35%		4.64%
Bank loans	—	—	—	—	—	—	—	—	9,335
Interest rate	—	—	—	—	—	—	—		5.04%
Brazilian reais
Bank loans	5	—	—	—	—	—	5	5	48
Interest rate	8.95%	—	—	—	—	—	8.95%		8.44%
Subtotal	1,504	—	—	1,726	2,425	—	5,655	5,545	12,564
Long term debt	1,808	8,456	18	1,726	2,425	70,704	85,137	87,694	85,833
Current portion of long term debt	1,808	—	—	—	—	—	1,808	1,805	3,372
Long- term debt	—	8,456	18	1,726	2,425	70,704	83,329	85,889	82,461
(1)All interest rates shown in this table are weighted average contractual annual rates.

The fair value of bank loans is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for debt of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2021 and 2020, which is considered to be level 1 in the fair value hierarchy.

For the years ended December 31, 2021, 2020 and 2019, the interest expense related to the bank loans and notes payable is comprised as follows and included in the consolidated income statement under the interest expense caption:

	2021	2020	2019
Interest on debts and borrowings	Ps. 4,544	Ps. 6,228	Ps. 4,459
Finance charges for employee benefits	248	231	200
Derivative instruments (Interest)	1,097	1,174	1,946
Finance charges of leases	101	105	129
Finance operating charges	202	156	170
	Ps. 6,192	Ps. 7,894	Ps. 6,904

The Company has the following debt bonds: a) registered with the Mexican stock exchange: i) Ps. 7,500 (nominal amount) with a maturity date in 2023 and fixed interest rate of 5.46%, ii) Ps. 1,500 (nominal amount) with a maturity date in 2022 and floating interest rate of TIIE + 0.25%, iii) Ps. 8,500 (nominal amount) with a maturity date in 2027 and fixed interest rate of 7.87%, iv) Ps. 1,727 (nominal amount) with a maturity date in 2025 and floating interest rate of TIIE + 0.08%, v) Ps. 3,000 (nominal amount) with a maturity date in 2028 and fixed interest rate of 7.35%, vi) Ps. 6,965 (nominal amount) with a maturity date in 2028 and fixed rate of 7.36%, and vii) Ps. 2,435 (nominal amount) with a maturity date in 2026 and floating rate of TIIE + 0.05%, and b) registered with the SEC : i) Senior notes of US. $ 1,250 with interest at a fixed rate of 2.75% and maturity date on January 22, 2030, ii) Senior notes of US. $ 705 with interest at a fixed rate of 1.85% and maturity date on September 1, 2032 and iii) Senior notes of US. $ 600 with interest at a fixed rate of 5.25% and maturity date on November 26, 2043 all of which are guaranteed by our subsidiaries: Propimex, S. de R.L. de C.V., Comercializadora La Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador Cimsa, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., and Yoli de Acapulco, S. de R.L. de C.V. (“Guarantors”).

During 2019, the Company had credit contracts in Mexico for an amount of Ps. 9,400 at an interest rate of 8.39% and 7.91%. Such loans were used to settle bank loans denominated in USD and for general corporate purposes. Additionally, the Company obtained during 2019 bank loans in Uruguay, Colombia and Argentina for an amount of Ps. 1,670.

During 2020, the Company obtained (and paid off) bank loans to build liquidity in light of the recent COVID-19 pandemic: in Mexico for an amount of Ps. 15,650 at a weighted interest rate of 6.04%, and in Argentina and Colombia for an amount of Ps. 1,184. Similarly, on January 22, 2020 the Company prepaid senior notes in Mexico for US. $ 900, and on February 18, 2020, the Company paid the total balance of its senior notes for US. $ 500. In addition, the Company celebrated bank loans in Argentine and Uruguayan peso with some banks for Ps. 711 and Ps. 759 (nominal amounts), respectively.

On September 2021, the Company issued the first Sustainability-Linked Bond (SLB) in the Mexican Market on a dual-tranche transaction for an amount of Ps. 9,400; such bonds were used to prepay bank loans in Mexico with maturity dates in 2025 and 2026. The bond’s interest rate depends on us achieving key performance indicators, and in the event that such indicators are not met by the dates established in the offering documents, the interest rate on the bonds will increase by 25 basis points.

Additionally, during 2021, the Company obtained bank loans in local currency in Argentina and Uruguay for Ps. 461 and Ps. 1,114 (nominal amounts) respectively.
17.1 Reconciliation of liabilities arising from financing activities.

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2020	Repayments	Proceeds	New leases	Others	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2021
Short-term bank loans	Ps. 1,645	Ps. (1,925)	Ps. 844	Ps. —	Ps. —	Ps. —	Ps. 81	Ps. 645
Total short-term from financing activities	Ps. 1,645	Ps. (1,925)	Ps. 844	Ps. —	Ps. —	Ps. —	Ps. 81	Ps. 645
Long-term bank loans	10,568	(9,764)	947	—	—	—	(467)	1,284
Long-term notes payable	75,265	(2,500)	9,400	—	—	1,688	—	83,853
Total long-term from financing activities	Ps. 85,833	Ps. (12,264)	Ps. 10,347	Ps. —	Ps. —	Ps. 1,688	Ps. (467)	Ps. 85,137

Lease liabilities	Ps. 1,306	Ps. (629)	Ps. —	Ps. 533	Ps. 340	Ps. (3)	Ps. (42)	Ps. 1,505

Total from financing activities	Ps. 88,784	Ps. (14,818)	Ps. 11,191	Ps. 533	Ps. 340	Ps. 1,685	Ps. (428)	Ps. 87,287

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2019	Repayments	Proceeds	New leases	Others	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2020
Short-term bank loans	Ps. 882	Ps. (17,641)	Ps. 18,525	Ps. —	Ps. —	Ps. —	Ps. (121)	Ps. 1,645
Short-term notes payable	—	—	—	—	—	—	—	—
Total short-term from financing activities	Ps. 882	Ps. (17,641)	Ps. 18,525	Ps. —	Ps. —	Ps. —	Ps. (121)	Ps. 1,645
Long-term bank loans	11,576	(896)	293	—	—	—	(405)	10,568
Long-term notes payable	57,519	(26,650)	43,479	—	—	1,018	(101)	75,265
Long-term lease liabilities	—	—	—	—	—	—	—	—
Total long-term from financing activities	Ps. 69,095	Ps. (27,546)	Ps. 43,772	Ps. —	Ps. —	Ps. 1,018	Ps. (506)	Ps. 85,833
Lease liabilities (1)	Ps. 1,383	Ps. (573)	Ps. —	Ps. 599	Ps. 33	Ps. (13)	Ps. (123)	Ps. 1,306
Total from financing activities	Ps. 71,360	Ps. (45,760)	Ps. 62,297	Ps. 599	Ps. 33	Ps. 1,005	Ps. (750)	Ps. 88,784
(1) Beginning balance as of adoption date; January 1st, 2019